Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
ASSETS
Cash	$ 170,545	$ 2,688,105	$ 3,073,760	$ 21,615
Restricted cash and cash equivalents	30,000	30,000
Trade and other receivables	171,882	699,251	480,917	219,803
Current inventories	393,538	90,299
Prepaid expenses and other	122,166	548,042	441,837	54,075
Deferred share offering costs	628,262	0
Current assets	1,516,393	4,055,697	3,996,514	295,493
Property and equipment	832,481	903,649	174,644	70,122
Right-of-use assets	208,131	266,214	327,576	184,472
Deposits	23,604	21,367	19,341	0
Intangible assets	4,742,854	3,470,919	644,702	0
Other assets			150,000	150,000
Non-current assets	5,807,070	4,662,149	1,316,263	404,594
Total assets	7,323,463	8,717,846	5,312,777	700,087
Liabilities
Accounts payable and accrued liabilities	4,459,481	1,127,202	818,274	198,687
Lease obligations	69,150	32,288	44,128	85,468
Accrued royalties liability	150,000	0
Related party loans		0	218,276	289,828
Borrowings	2,199,978	0	32,273	0
Deferred revenue			7,053	0
Contract liabilities	47,271	0
Current liabilities	6,925,880	1,159,490	1,120,004	603,446
Accrued royalties liability	1,115,207	1,105,756
Lease obligations	206,471	275,621	307,909	117,218
Borrowings	78,796	53,251	0	210,819
Financial derivative liabilities			0	29,463
Non-current liabilities	1,400,474	1,434,628	307,909	328,037
Total liabilities	8,326,354	2,594,118	1,427,913	931,483
Shareholders' Equity (Deficit)
Share capital	19,496,640	17,215,068	9,374,563	2,284,353
Warrants	1,959,796	1,848,389
Contributed surplus	3,551,330	2,458,211	583,878	21,050
Accumulated other comprehensive loss	(101,418)	(8,991)
Accumulated deficit	(25,909,239)	(15,388,949)	(6,073,577)	(2,536,799)
Total Shareholders' equity (deficit)	(1,002,891)	6,123,728	3,884,864	(231,396)
Total Liabilities and Shareholders' Equity (Deficit)	$ 7,323,463	$ 8,717,846	$ 5,312,777	$ 700,087